Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Balance at January 1	$ 10,423	$ 13,281	$ 5,408
(Reversal of)/Provision for credit losses		(2,858)	7,873
Balance at December 31	$ 10,423	$ 10,423	$ 13,281